EXPLORATION AND EVALUATION ASSETS DISCLOSURE: SCHEDULE OF EXPLORATION AND EVALUATION ASSETS, table (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Exploration and evaluation assets	$ 803,251	$ 821,773	$ 900,463
Foreign currency translation effect	37,363	(78,690)
Exploration and evaluation assets, changes	(55,885)
Farellon Project, Farellon
Exploration and evaluation assets, gross	452,048	432,389	473,792
Foreign currency translation, gross	19,659	(41,403)
Farellon Project, Quina
Exploration and evaluation assets, gross	174,237	166,660	182,618
Foreign currency translation, gross	7,577	(15,958)
Farellon Project, Exeter
Exploration and evaluation assets, gross	176,966	169,270	185,479
Foreign currency translation, gross	7,696	(16,209)
Farellón Project
Exploration and evaluation assets	803,251	768,319	841,889
Foreign currency translation effect	34,932	(73,570)
Perth Project
Exploration and evaluation assets	0	53,454	$ 58,573
Foreign currency translation effect	2,431	$ (5,119)
Exploration and evaluation assets, changes	$ (55,885)